[The Fontaine Trust Letterhead]

U.S. Securities and Exchange Commission
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:
   The Fontaine Trust
   210 W Pennsylvania Ave Ste 240
   Towson MD 21204

2. The name of each series or class of securities for which this Form is being filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do
   not list series or classes):                             X

3. Investment Company Act File Number: 811-5835
   Securities Act File Number: 33-29678

4. (a) Last Day of fiscal year end for which this Form is filed:
       December 31, 1997

   (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

   (c) Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year
    pursuant to section 24(f):                             $2,950,753

    (ii) Aggregate price of securities redeemed or repurchased during
    the fiscal year:                                       $7,629,691

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
    payable to the Commission:                         0

    (iv) Total available redemption credits (add items 5(ii) and
    5(iii);                                              $7,629,691

    (v) Net sales - if item 5(i) is greater than item 5(iv) subtract item 5(iv) from item 5(i):

    (vi) Redemption credits available for use in future years - if item 5(i) is less than item 5(iv) subtract item 5(iv) from
    item 5(i):                                          $4,678,938

    (vii) Multiplier for determining registration fee: .000303030303

    (viii) Registration fee due (multiply item 5(v) by item
    5(vii) enter "0" if no fee is due:                  0

6. Prepaid Shares - if the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) dedted here:
    If there is a number of shares or other units that were registed pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest Due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year:

8.  Total of the amount of the registration fee due plus any interest
    due (line 5(vii) plus line 7):                          0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    Method of deliver:  wire transfer/mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
      /s/ Richard H. Fontaine

          Richard H. Fontaine, President

DATE: 2/20/98